Expense Example - Class A C Inst Inv R R6 Shares - Goldman Sachs Flexible Cap Fund	Class A Shares 1 Year	Class A Shares 3 Years	Class A Shares 5 Years	Class A Shares 10 Years	Class C Shares 1 Year	Class C Shares 3 Years	Class C Shares 5 Years	Class C Shares 10 Years	Institutional Shares 1 Year	Institutional Shares 3 Years	Institutional Shares 5 Years	Institutional Shares 10 Years	Investor Shares 1 Year	Investor Shares 3 Years	Investor Shares 5 Years	Investor Shares 10 Years	Class R Shares 1 Year	Class R Shares 3 Years	Class R Shares 5 Years	Class R Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 3 Years	Class R6 Shares 5 Years	Class R6 Shares 10 Years
USD ($)	643	1,042	1,466	2,642	274	749	1,350	2,977	60	406	775	1,815	73	443	838	1,946	123	597	1,097	2,475	59	403	770	1,804